UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5227

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%       Paper - 0.1%                          54,716  Western Forest Products, Inc. (c)                    $     80,432
                                                          25,926  Western Forest Products, Inc. (c)                          38,111
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Canada                             118,543
-----------------------------------------------------------------------------------------------------------------------------------
United              Telecommunications - 0.0%                  1  PTV, Inc. (c)                                                 500
States - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United States                      500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks (Cost - $1,406,995) - 0.1%            119,043
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United              Telecommunications - 0.1%             29,543  PTV, Inc. Series A, 10%                                    87,152
States - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Preferred Stocks (Cost - $982,122) - 0.1%            87,152
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Warrants
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%    Government - Foreign - 0.0%            3,000  Venezuela Oil Obligations (expires 4/15/2020) (c)         100,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants in Latin America                           100,500
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United              Health Care - 0.0%                    14,085  HealthSouth Corp. (expires 1/16/2014) (h)                  24,649
States - 0.1%       ---------------------------------------------------------------------------------------------------------------
                    Wireless                                 225  American Tower Corp. (expires 8/01/2008) (h)              115,885
                    Communications - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants in North America                           140,534
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants (Cost - $14,639) - 0.1%                    241,034
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Face
                                                          Amount  Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South               Government - Foreign - 1.3%   ZAR  5,000,000  South Africa Government Bond, 13% due 8/31/2010           735,181
Africa - 1.3%                                         11,000,000  South Africa Government Bond Series R194, 10%
                                                                  due 2/28/2008                                           1,436,288
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Africa - 1.3%          2,171,469
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%      Government -Foreign - 0.6%    DKK  5,800,000  Denmark Government Bond, 4% due 11/15/2010                998,824
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Denmark                  998,824
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.6%       Government - Foreign - 2.6%   EUR  3,500,000  French Treasury Note BTAN, 3% due 1/12/2011             4,325,676
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in France                 4,325,676
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 16.3%     Financial - 4.9%                   6,750,000  Eurohypo AG, 3.25% due 10/26/2015                       8,135,399
                    ---------------------------------------------------------------------------------------------------------------
                    Government - Foreign - 11.4%       3,300,000  Bundesobligation Series 148, 3.50% due 4/08/2011        4,159,383
                                                       8,200,000  Deutsche Bundesrepublik, 3.75% due 1/04/2015           10,440,349
                                                       3,200,000  Deutsche Bundesrepubik, 4.75% due 7/04/2034             4,617,344
                                                                                                                       ------------
                                                                                                                         19,217,076
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Germany               27,352,475
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%      Paper - 0.4%                  EUR    562,194  Jefferson Smurfit Group Plc, 11.50% due
                                                                  10/01/2015 (f)(g)                                    $    733,526
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Ireland                  733,526
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%  Diversified Media - 0.3%      USD    500,000  Nielsen Finance LLC, 10% due 8/01/2014 (g)                516,875
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in the Netherlands          516,875
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.8%       Government - Foreign - 2.8%   NOK 15,700,000  Norway Government Bond, 6.50% due 5/15/2013             2,749,302
                                                      12,300,000  Norway Government Bond, 5% due 5/15/2015                2,006,370
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Norway                 4,755,672
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 3.0%       Government - Foreign - 3.0%   USD  2,800,000  Russian Federation Bonds (Regulation S), 12.75%
                                                                  due 6/24/2028                                           5,024,600
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Russia                 5,024,600
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.6%        Government - Foreign - 2.6%   EUR  1,000,000  Spain Government Bond, 4.20% due 7/30/2013              1,306,174
                                                       2,350,000  Spain Government Bond, 4.40% due 1/31/2015              3,122,021
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Spain                  4,428,195
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.1%       Government - Foreign - 1.1%   SEK 12,650,000  Sweden Government Bond, 4.50% due 8/12/2015             1,838,151
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Sweden                 1,838,151
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 1.8%       Government - Foreign - 1.8%   TRY  4,200,000  Turkey Government International Bond, 0%
                                                                  due 5/09/2007                                           2,498,757
                                                  USD    600,000  Turkey Government International Bond, 7%
                                                                  due 6/05/2020                                             580,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Turkey                 3,079,257
-----------------------------------------------------------------------------------------------------------------------------------
United              Cable - International - 0.2%         250,000  NTL Cable Plc, 9.125% due 8/15/2016                       258,125
Kingdom - 7.8%      ---------------------------------------------------------------------------------------------------------------
                    Government - Foreign - 7.6%   GBP  4,075,000  United Kingdom Gilt, 5% due 3/07/2008                   7,622,499
                                                       2,669,000  United Kingdom Gilt, 5% due 9/07/2014                   5,122,127
                                                                                                                       ------------
                                                                                                                         12,744,626
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in the United Kingdom    13,002,751
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Europe - 39.3%        66,056,002
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Argentina - 0.9%    Government - Foreign - 0.9%   ARS    150,000  Argentina Bonos, 2.244% due 9/30/2008 (b)                  63,581
                                                  USD    150,526  Argentina Government International Bond, 8.28%
                                                                  due 12/31/2033 (i)                                        141,680
                                                       2,999,351  Argentina Government International Bond, 1.33% due
                                                                  12/31/2038                                              1,304,718
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Argentina              1,509,979
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.6%       Government - Foreign - 3.6%   BRL  3,500,000  Banco Bradesco SA, 17.50% due 12/10/2007 (g)            1,676,647
                                                  USD  2,450,000  Brazilian Government International Bond, 10.50%
                                                                  due 7/14/2014                                           3,078,425
                                                       1,220,000  Brazilian Government International Bond, 7.125%
                                                                  due 1/20/2037                                           1,245,620
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Brazil                 6,000,692
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 1.2%     Government - Foreign - 1.2%   USD  1,445,000  Colombia Government International Bond, 11.75% due
                                                                  2/25/2020                                            $  2,023,000
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Colombia               2,023,000
-----------------------------------------------------------------------------------------------------------------------------------
Dominican           Government - Foreign - 0.1%          218,595  Dominican Republic International Bond, 9.04% due
Republic -0.5%                                                    1/23/2018                                                 243,187
                    ---------------------------------------------------------------------------------------------------------------
                    Utility - 0.4%                       630,000  Aes Dominicana Energia Finance SA, 11% due
                                                                  12/13/2015 (g)                                            648,900
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in the Dominican
                                                                  Republic                                                  892,087
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 3.3%       Government - Foreign - 3.3%   MXN  8,666,200  Mexican Bonos, 9.50% due 12/18/2014                       845,760
                                                  USD  1,875,000  Mexico Government International Bond Series A,
                                                                  6.625% due 3/03/2015                                    1,992,187
                                                       2,425,000  Mexico Government International Bond Series A,
                                                                  6.75% due 9/27/2034                                     2,574,138
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Mexico                 5,412,085
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.8%      Government - Foreign - 0.8%        1,200,000  Uruguay Government International Bond, 9.25% due
                                                                  5/17/2017                                               1,395,000
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Uruguay                1,395,000
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 2.6%    Government - Foreign - 2.6%        3,530,000  Venezuela Government International Bond, 9.375%
                                                                  due 1/13/2034                                           4,363,080
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Venezuela              4,363,080
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Latin
                                                                  America - 12.9%                                        21,595,923
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.5%       Diversified Media - 0.6%           1,000,000  Quebecor World Capital Corp., 8.75% due 3/15/2016
                                                                  (g)                                                       962,500
                    ---------------------------------------------------------------------------------------------------------------
                    Financial - 0.3%                     600,000  Fairfax Financial Holdings Ltd., 7.75% due
                                                                  4/26/2012                                                 558,000
                    ---------------------------------------------------------------------------------------------------------------
                    Government - Foreign - 2.7%   CAD  4,690,000  Canadian Government Bond, 5% due 6/01/2014              4,489,730
                    ---------------------------------------------------------------------------------------------------------------
                    Metal - Other - 0.5%          USD    850,000  Novelis, Inc., 7.25% due 2/15/2015 (g)                    807,500
                    ---------------------------------------------------------------------------------------------------------------
                    Paper - 0.4%                         750,000  Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012           555,000
                                                         250,000  Domtar, Inc., 7.125% due 8/15/2015                        232,500
                                                                                                                       ------------
                                                                                                                            787,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Canada                 7,605,230
-----------------------------------------------------------------------------------------------------------------------------------
United              Airlines - 0.0%                       23,271  Continental Airlines, Inc. Series 1998-1-C, 6.541%
States - 6.3%                                                     due 9/15/2009                                              21,642
                    ---------------------------------------------------------------------------------------------------------------
                    Automotive - 0.7%                    400,000  American Tire Distributors, Inc., 11.622%
                                                                  due 4/01/2012 (b)                                         364,000
                                                         275,000  American Tire Distributors, Inc., 11.622%
                                                                  due 4/01/2012 (b)(g)                                      250,250
                                                         500,000  Ford Motor Credit Co., 9.875% due 8/10/2011               517,406
                                                                                                                       ------------
                                                                                                                          1,131,656
                    ---------------------------------------------------------------------------------------------------------------
                    Cable - U.S. - 0.0%                  575,000  Adelphia Communications Corp., 6% due 2/15/2006
                                                                  (a)(d)(l)                                                     575
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                     300,000  Equistar Chemicals LP, 8.75% due 2/15/2009                310,500
                                                         875,000  Omnova Solutions, Inc., 11.25% due 6/01/2010              939,531
                                                                                                                       ------------
                                                                                                                          1,250,031
                    ---------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Consumer - Non-Durables -     USD    500,000  American Greetings Corp., 7.375% due 6/01/2016       $    507,500
                    0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy - Exploration &               250,000  Pogo Producing Co., 7.875% due 5/01/2013 (g)              254,687
                    Production - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy - Other - 0.7%                425,000  MarkWest Energy Partners LP, 8.50% due 7/15/2016
                                                                  (g)                                                       428,187
                                                         750,000  Suburban Propane Partners, LP, 6.875% due
                                                                  12/15/2013                                                723,750
                                                                                                                       ------------
                                                                                                                          1,151,937
                    ---------------------------------------------------------------------------------------------------------------
                    Gaming - 0.6%                        250,000  MTR Gaming Group, Inc., 9% due 6/01/2012 (g)              251,250
                                                         500,000  Station Casinos, Inc., 7.75% due 8/15/2016                518,750
                                                         250,000  Turning Stone Resort Casino Enterprise, 9.125% due
                                                                  9/15/2014 (g)                                             252,500
                                                                                                                       ------------
                                                                                                                          1,022,500
                    ---------------------------------------------------------------------------------------------------------------
                    Housing - 0.2%                       250,000  Ply Gem Industries, Inc., 9% due 2/15/2012                199,375
                                                         250,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015       198,125
                                                                                                                       ------------
                                                                                                                            397,500
                    ---------------------------------------------------------------------------------------------------------------
                    Information                          400,000  Telcordia Technologies Inc., 10% due 3/15/2013 (g)        266,000
                    Technology - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Manufacturing - 0.9%                 500,000  Sensata Technologies B.V., 8% due 5/01/2014 (g)           486,250
                                                       1,000,000  Superior Essex Communications LLC, 9% due 4/15/2012     1,015,000
                                                                                                                       ------------
                                                                                                                          1,501,250
                    ---------------------------------------------------------------------------------------------------------------
                    Service - 0.7%                       250,000  Ashtead Capital, Inc., 9% due 8/15/2016 (g)               260,000
                                                         450,000  Avis Budget Car Rental LLC, 7.905% due 5/15/2014
                                                                  (b)(g)                                                    441,000
                                                         500,000  Dycom Industries, Inc., 8.125% due 10/15/2015             505,000
                                                                                                                       ------------
                                                                                                                          1,206,000
                    ---------------------------------------------------------------------------------------------------------------
                    Telecommunications - 0.3%            500,000  Qwest Corp., 7.50% due 10/01/2014 (g)                     516,250
                    ---------------------------------------------------------------------------------------------------------------
                    Utility - 0.8%                       750,000  Dynegy Holdings, Inc., 8.375% due 5/01/2016               763,125
                                                         250,000  Edison Mission Energy, 7.75% due 6/15/2016 (g)            253,125
                                                         375,000  Reliant Energy, Inc., 9.50% due 7/15/2013                 389,063
                                                                                                                       ------------
                                                                                                                          1,405,313
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in the United States     10,632,841
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in
                                                                  North America - 10.8%                                  18,238,071
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.1%    Government - Foreign - 2.1%   AUD  4,450,000  Australia Government Bond, 6.25% due 4/15/2015          3,479,241
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Australia              3,479,241
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%        Utility - 0.3%                USD    500,000  AES China Generating Co. Ltd., 8.25% due 6/26/2010        491,243
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in China                    491,243
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.7%    Government - Foreign - 0.2%   USD    350,000  Indonesia Government International Bond, 7.50%
                                                                  due 1/15/2016 (g)                                    $    373,625
                    ---------------------------------------------------------------------------------------------------------------
                    Paper - 0.2%                         505,896  PT Indah Kiat Pulp & Paper Tranche B, 3.555% due
                                                                  4/28/2018 (g)                                             268,125
                                                         235,156  PT Pabrik Kertas Tjiwa Kimia Tranche B, 3.783%
                                                                  due 4/28/2018 (g)                                         124,633
                                                                                                                       ------------
                                                                                                                            392,758
                    ---------------------------------------------------------------------------------------------------------------
                    Telecommunications - 0.3%            475,000  Excelcomindo Finance Co. BV, 8% due 1/27/2009 (g)         484,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in Indonesia              1,250,883
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.3%  Government - Foreign - 1.3%          370,000  Philippine Government International Bond, 9%
                                                                  due 2/15/2013                                             415,787
                                                       1,110,000  Philippine Government International  Bond, 8.875%
                                                                  due 3/17/2015                                           1,265,400
                                                         400,000  Philippine Government International Bond, 7.75%
                                                                  due 1/14/2031                                             417,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in the Philippines        2,098,687
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities in the Pacific
                                                                  Basin/Asia - 4.4%                                       7,320,054
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Securities
                                                                  (Cost - $114,705,667) - 68.7%                         115,381,519
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Structured Notes
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%       Energy - Exploration &        BRL  9,150,000  Citigroup Funding Inc. (Brazil NTN-F), 10%
                    Production - 2.1%                             due 1/03/2012 (b)(g)                                    3,582,029
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Structured Notes (Cost - $3,693,377) - 2.1%       3,582,029
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United                                                 8,500,000  U.S. Treasury Bonds, 5.375% due 2/15/2031               9,180,663
States - 26.3%                                         6,000,000  U.S. Treasury Notes, 4.875% due 5/31/2011               6,068,904
                                                      10,000,000  U.S. Treasury Notes, 4.125% due 5/15/2015               9,650,390
                                                       4,050,000  U.S. Treasury Notes, 4.50% due 11/15/2015               4,010,764
                                                       2,700,000  U.S. Treasury Notes, 4.50% due 2/15/2016                2,672,895
                                                       7,850,000  U.S. Treasury Notes, 5.125% due 5/15/2016               8,143,150
                                                       4,300,000  U.S. Treasury Notes, 4.875% due 8/15/2016               4,381,296
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total  U.S. Government Obligations
                                                                  (Cost - $44,345,718) - 26.3%                           44,108,062
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest  Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Argentina - 0.1%    Government - Foreign - 0.1%   USD  2,032,119  Argentina Government International Bond                   201,180
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Other Interests (Cost - $95,406) - 0.1%             201,180
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  USD  1,931,170  BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series I, 5.18% (j)(k)                       1,931,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $1,931,170) - 1.2%                              1,931,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments
                                                                  (Cost - $167,175,094*)  - 98.7%                       165,651,189

                                                                  Other Assets Less Liabilities - 1.3%                    2,212,750
                                                                                                                       ------------
                                                                  Net Assets - 100.0%                                  $167,863,939
                                                                                                                       ============

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 167,128,962
                                                                  =============
      Gross unrealized appreciation                               $   3,729,590
      Gross unrealized depreciation                                  (5,207,363)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,477,773)
                                                                  =============

(a)   Convertible security.
(b)   Floating rate security.
(c)   Non-income producing security.
(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
                                                                    Net            Interest
      Affiliate                                                  Activity           Income
      -------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I      $ 1,931,170         $ 68,334
      -------------------------------------------------------------------------------------

(k)   Represents the current yield as of September 30, 2006.
(l) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

o Forward foreign exchange contracts as of September 30 , 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign                               Settlement             Appreciation
      Currency Purchased                      Date                (Depreciation)
      -------------------------------------------------------------------------
      BRL       2,453,980                 December 2006            $      4,824
      CHF       5,290,230                 December 2006                  (2,857)
      CNY      27,261,200                 December 2006                  17,229
      CZK      36,634,975                 December 2006                 (14,796)
      EUR      22,151,549                  October 2006                (398,812)
      EUR       4,505,799                 December 2006                 (70,235)
      HUF     344,253,000                 December 2006                  16,754
      IDR  16,719,500,000                  October 2006                  31,779
      IDR  30,393,000,000                  January 2007                 (52,711)
      JPY   2,717,836,185                  October 2006                (990,499)
      JPY   2,268,325,056                 December 2006                 (88,205)
      KRW   1,536,480,000                 December 2006                  24,996
      MYR       6,402,200                 November 2006                 (16,441)
      PHP      89,530,000                  October 2006                  72,101
      PLN       9,755,200                 November 2006                 (84,639)
      RON       2,488,500                 November 2006                 (12,048)
      RUB      52,206,600                 November 2006                   7,001
      SGD       2,825,332                 December 2006                  (5,694)
      THB      64,362,000                 December 2006                 (23,155)
      TRY         630,410                 November 2006                   3,451
      TRY       5,382,300                  August 2007                 (161,096)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $113,358,791)     $ (1,743,053)
                                                                   ============

      -------------------------------------------------------------------------
      Foreign                               Settlement              Unrealized
      Currency Sold                            Date                Appreciation
      -------------------------------------------------------------------------
      EUR       2,223,102                 November 2006            $     22,074
      EUR      21,106,824                 December 2006                 134,498
      JPY     389,952,500                  October 2006                 184,271
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $33,320,980)      $    340,843
                                                                   ============

o     Swaps outstanding as of September 30, 2006 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                       Notional         Unrealized
                                                                        Amount         Appreciation
      ---------------------------------------------------------------------------------------------
      Sold credit default protection on Republic of Brazil and
      receive 1.65%

      Broker, JPMorgan Chase
      Expires March 2007                                             $ 1,000,000       $      6,551

      Sold credit default protection on Republic of Turkey and receive 1.17%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2007                                             $ 1,000,000              3,822

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                       Notional         Unrealized
                                                                        Amount         Appreciation
      ---------------------------------------------------------------------------------------------
      Sold credit default protection on Republic of Colombia
      and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires April 2007                                             $ 1,000,000       $      9,250

      Sold credit default protection on Russia Government
      International Bond and receive 0.68%

      Broker, JPMorgan Chase
      Expires June 2007                                              $ 1,000,000              2,849

      Sold credit default protection on Argentina Government
      International Bond and receive 3.40%

      Broker, JPMorgan Chase
      Expires January 2011                                           $ 1,000,000             41,244

      Sold credit default protection on Indonesia Government
      International Bond and receive 1.63%

      Broker, Citibank N.A.
      Expires March 2011                                             $ 1,500,000             13,412

      Sold credit default protection on United Mexican States and receive 0.78%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2011                                              $ 1,000,000             10,184
      ---------------------------------------------------------------------------------------------
      Total                                                                            $     87,312
                                                                                       ============

o     Currency Abbreviations:

      ARS    Argentine Peso
      AUD    Australian Dollar
      BRL    Brazilian Real
      CAD    Canadian Dollar
      CHF    Swiss Franc
      CNY    Chinese Yuan
      CZK    Czech Koruna
      DKK    Danish Krone
      EUR    Euro
      GBP    British Pound
      HUF    Hungarian Forint
      IDR    Indonesian Rupiah
      JPY    Japanese Yen
      KRW    South Korean Won
      MXN    Mexican Peso
      MYR    Malaysian Ringgit
      NOK    Norwegian Krone
      PHP    Philippine Peso
      PLN    Polish Zloty
      RON    Romanian New Leu
      RUB    Russian Rouble
      SEK    Swedish Krona
      SGD    Singapore Dollar
      THB    Thai Baht
      TRY    New Turkish Lira
      USD    U.S. Dollar
      ZAR    South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock World Income Fund, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock World Income Fund, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock World Income Fund, Inc.

Date: November 17, 2006